INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Finished metal	$ 15,309
Materials and supplies	8,201
In-circuit	2,163
Inventories	25,673
Depreciation and depletion	3,344	$ 0
Site share-based compensation	$ 371	$ 0